51 Madison Avenue

New York, New York 10010

May 10, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	IndexIQ Active ETF Trust (Registration Nos.: 333-183489 and 811-22739)

Dear Sir/Madam:

On behalf of IndexIQ Active ETF Trust (the“Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for IQ MacKay Securitized Income ETF, a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 119 was filed electronically with the Securities and Exchange Commission on May 7, 2024.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jack Benintende
Russell Shepherd
Barry Pershkow, Chapman and Cutler LLP